UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Capital Management, LLC

Address:  747 Third Avenue
          33rd Floor
          New York, NY  10017

13F File Number: 28-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher Conneely
Title:  Chief Financial Officer of the Funds
Phone:  (212) 821-1485

Signature, Place and Date of Signing:

/s/ Christopher Coneely            New York, NY             February 14, 2005
--------------------------      -----------------      -------------------------
  [Signature]                      [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        3

Form 13F Information Table Entry Total:   62

Form 13F Information Table Value Total:  $1,316,644
                                         ----------
                                         (thousands)

List of Other Included Managers:

Form 13F File Number            Name

     28- xxxx                   Elm Ridge Capital Partners, L.P.
         28- xxxx               Elm Ridge Value Advisors, LLC
         28- xxxx               Elm Ridge Value Partners Offshore Fund, Inc.
    -------------------------------------------------------------------------


                                                       FORM 13F INFORMATION TABLE


COLUMN 1                            COLUMN  2   COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8

                                    TITLE                    VALUE      SHRS OR     SH/ PUT/  INVSTMNT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                      OF CLASS    CUSIP      (X$1000)     PRN AMT     PRN CALL  DISCRETN  MGRS  SOLE  SHARED     NONE
--------------                      --------    -----      --------     -------     --- ----  --------  ----  ----  ------     ----
ALLTEL CORP                         COM         020039103    31,190         530,800 SH        Shared    1,2,3          530,800
AMAZON COM INC                      COM         023135106     4,429         100,000     PUT   Shared    1,2,3          100,000
AMERICAN ITALIAN PASTA CO           COM         027070101     3,720         160,000     PUT   Shared    1,2,3          160,000
APRIA HEALTHCARE GROUP INC          COM         037933108    28,657         869,700 SH        Shared    1,2,3          869,700
ASHLAND INC                         COM         044204105    23,264         398,500 SH        Shared    1,2,3          398,500
AXONYX INC                          COM         05461R101     1,835         296,000 SH        Shared    1,2,3          296,000
BANTA CORP                          COM         066821109    25,415         567,800 SH        Shared    1,2,3          567,800
BLOCKBUSTER INC                     CL A        093679108    28,950       3,034,600 SH        Shared    1,2,3        3,034,600
CSX CORP                            COM         126408103    41,226       1,028,600 SH        Shared    1,2,3        1,028,600
CABOT MICROELECTRONICS CORP         COM         12709P103     6,011         150,000     PUT   Shared    1,2,3          150,000
CERNER CORP                         COM         156782104     5,317         100,000     PUT   Shared    1,2,3          100,000
CLEVELAND CLIFFS INC                COM         185896107    20,772         200,000     PUT   Shared    1,2,3          200,000
CLEVELAND CLIFFS INC                COM         185896107    50,486         486,100 SH        Shared    1,2,3          486,100
COLGATE PALMOLIVE CO.               COM         194162103     7,674         150,000     PUT   Shared    1,2,3          150,000
CONSECO, INC.                       COM         208464883    32,008       1,604,400 SH        Shared    1,2,3        1,604,400
CREO INC                            COM         225606102    33,322       2,225,900 SH        Shared    1,2,3        2,225,900
CROWN HOLDINGS INC                  COM         228368106    24,027       1,748,700 SH        Shared    1,2,3        1,748,700
DEVON ENERGY CORPORATION (NEW)      COM         25179M103    28,609         735,072 SH        Shared    1,2,3          735,072
DOLLAR THRIFTY AUTOMOTIVE GP        COM         256743105     7,746         256,500 SH        Shared    1,2,3          256,500
DONNELLEY RR & SONS CO              COM         257867101    26,140         740,708 SH        Shared    1,2,3          740,708
ENTERASYS NETWORKS INC              COM         293637104    25,252      14,028,700 SH        Shared    1,2,3       14,028,700
EQUIFAX                             COM         294429105    14,050         500,000     PUT   Shared    1,2,3          500,000
FEDERAL HOME LN MTG CORP            COM         313400301    15,123         205,200 SH        Shared    1,2,3          205,200
FOREST LABS INC                     COM         345838106     2,243          50,000     PUT   Shared    1,2,3           50,000
FOUNDATION COAL HOLDINGS, INC.CMN   COM         35039W100     4,612         200,000 SH        Shared    1,2,3          200,000
FOUR SEASONS HOTEL INC              COM         35100E104     8,997         110,000     PUT   Shared    1,2,3          110,000
FREDS INC                           COM         356108100     1,740         100,000     PUT   Shared    1,2,3          100,000
HANDLEMAN CO                        COM         410252100    26,734       1,244,600 SH        Shared    1,2,3        1,244,600
HARLEY DAVIDSON INC                 COM         412822108    18,225         300,000     PUT   Shared    1,2,3          300,000
HEALTH NET INC                      COM         42222G108    35,646       1,234,700 SH        Shared    1,2,3        1,234,700
MITTAL STEEL COMPANY NV             COM         60684P101     8,596         222,400 SH        Shared    1,2,3          222,400
KELLWOOD CO                         COM         488044108    42,173       1,222,400 SH        Shared    1,2,3        1,222,400
KOHLS CORP                          COM         500255104     4,917         100,000     PUT   Shared    1,2,3          100,000
LAWSON SOFTWARE INC                 COM         520780107    16,503       2,402,200 SH        Shared    1,2,3        2,402,200
MCI INC.                            COM         552691107    37,151       1,842,800 SH        Shared    1,2,3        1,842,800
MARRIOT INTL INC NEW                COM         571903202     3,149          50,000     PUT   Shared    1,2,3           50,000
MARRIOT INTL INC NEW                COM         571903202    11,966         190,000     PUT   Shared    1,2,3          190,000
MASSEY ENERGY COR                   COM         576206106    38,781       1,109,600 SH        Shared    1,2,3        1,109,600
MAXTOR CORP (NEW)                   COM         577729205    20,210       3,813,200 SH        Shared    1,2,3        3,813,200
NCR CORP                            COM         62886E108     2,077          30,000     PUT   Shared    1,2,3           30,000
NCR CORP                            COM         62886E108    13,154         190,000     PUT   Shared    1,2,3          190,000
NRG ENERGY INC                      COM         629377508    29,092         807,000 SH        Shared    1,2,3          807,000
OCEANEERING INTL INC                COM         675232102    34,331         919,900 SH        Shared    1,2,3          919,900
OFFICEMAX INC                       COM         67622P101    30,636         976,300 SH        Shared    1,2,3          976,300
PAR PHARMACEUTICAL COS INC          COM         69888P106    22,238         537,400 SH        Shared    1,2,3          537,400
PRAECIS PHARMACEUTICALS INC         COM DSSG    739421105     5,328       2,804,400 SH        Shared    1,2,3        2,804,400
QUANTUM CORP                        SPON ADR    747906204    21,438       8,182,300 SH        Shared    1,2,3        8,182,300
RINKER GROUP LIMITED                SPON ADR    76687M101    20,651         248,600 SH        Shared    1,2,3          248,600
SAPPI LTD                           COM         803069202    48,842       3,368,400 SH        Shared    1,2,3        3,368,400
SAXON CAPITAL INC                   COM         80556T106    31,069       1,295,100 SH        Shared    1,2,3        1,295,100
SHUFFLE MASTER INC                  COM         825549108     1,884          40,000     PUT   Shared    1,2,3           40,000
SIERRA PAC                          COM         826428104    16,338       1,556,000 SH        Shared    1,2,3        1,556,000
SILICON LABORATORIES INC            COM         826919102     7,062         200,000     PUT   Shared    1,2,3          200,000
SYSCO CORP                          COM         871829107    15,268         400,000     PUT   Shared    1,2,3          400,000
TEMPLE INLAND INC                   COM         879868107    40,267         588,700 SH        Shared    1,2,3          588,700
TOLL BROTHERS INC                   COM         889478103    10,703         156,000     PUT   Shared    1,2,3          156,000
UAP HOLDING CORP                    COM         903441103    18,729       1,084,500 SH        Shared    1,2,3        1,084,500
UNITED STATES STL CORP              COM         912909108     5,125         100,000     CALL  Shared    1,2,3          100,000
UNITED STATES STL CORP              COM         912909108    10,250         200,000     CALL  Shared    1,2,3          200,000
UNITED STATES STL CORP              COM         912909108   106,026       2,068,800 SH        Shared    1,2,3        2,068,800
UNITED STATIONERS INC               COM         913004107    10,561         228,600 SH        Shared    1,2,3          228,600
WALTER INDS INC                     COM         93317Q105    48,709       1,444,100 SH        Shared    1,2,3        1,444,100

03563.0001 #547535